Income Taxes - Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Reserves	$ 74,283	$ 83,134
Deferred Wages	93,745
Lease Liability	1,005,696	1,072,236
Net Operating Loss Carryforwards	11,250,985	8,973,639
Credit Carryforwards	164,796	91,614
Fixed Asset Basis	1,016,323	517,435
Other Carryforwards	55,583	16,616
Allowance for Bad Debts		16,969
Total Deferred Tax Assets	13,661,412	10,771,642
Less: Valuation Allowance	(10,309,361)	(7,429,810)
Deferred Tax Liabilities
Investment in Flavored Bourbon LLC	(2,511,373)	(2,472,700)
Right-of-Use Assets	(840,677)	(869,132)
Total Deferred Tax Liabilities	(3,352,050)	(3,341,831)
Net Deferred Tax Assets